Earnings Per Share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share

Note 9 Earnings per share

	2022	2021	2020
(a) Basic loss per share
Total basic loss per share attributable to the ordinary equity holders of the Company	(0.15)	(0.05)	(0.15)

(b) Diluted loss per share
Total diluted loss per share attributable to the ordinary equity holders of the Company	(0.15)	(0.05)	(0.15)

(c)
Reconciliations of loss used in calculating loss per share

	2022	2021	2020
Basic loss per share
loss attributable to the ordinary equity holders of the Company used in calculating basic loss per share	$(71,441,024)	$(18,076,077)	$(20,028,526)

Diluted loss per share
loss attributable to the ordinary equity holders of the Company used in calculating diluted loss per share	$(71,441,024)	$(18,076,077)	$(20,028,526)

(d)
Weighted average number of shares used as the denominator

	2022	2021	2020
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	464,437,628	366,289,024	135,918,095

(e)
Information concerning the classification of securities

Options and rights

Options and rights on issue during the year are not included in the calculation of diluted earnings per share because they are antidilutive for the years ended June 30, 2022, 2021 and 2020. These options and rights could potentially dilute basic earnings per share in the future. Details relating to options and rights are set out in Note 28, Share-based Payments.